Inventories (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Inventories [Abstract]
Inventories write-downs	$ 53	$ 0	$ 195	$ 9